Operating expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost Of Goods Sold [Line items]
Other income and expenses	€ (544,000)	€ (283,000)	€ (265,000)
Total cost
Cost Of Goods Sold [Line items]
Research and development	35,125,000	31,448,000	23,307,000
Selling, general and administrative expenses	21,687,000	18,855,000	14,712,000
Other income and expenses	(1,549,000)	(406,000)	(880,000)
Total operating expenses for the year ended	55,263,000	49,897,000	37,139,000
Capitalized
Cost Of Goods Sold [Line items]
Research and development	(8,474,000)	(15,587,000)	(10,963,000)
Other income and expenses	1,005,000	123,000	615,000
Total operating expenses for the year ended	(7,469,000)	(15,464,000)	(10,348,000)
Operating expense
Cost Of Goods Sold [Line items]
Research and development	26,651,000	15,861,000	12,344,000
Selling, general and administrative expenses	21,687,000	18,855,000	14,712,000
Other income and expenses	(544,000)	(283,000)	(265,000)
Total operating expenses for the year ended	€ 47,794,000	€ 34,433,000	€ 26,791,000